Stockholders' Deficit (Details 1) - Warrants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options/Warrant, Outstanding	15,541,666	10,750,000	2,470,000
Number of Warrants, Granted	18,915,358	4,791,666	8,280,000
Number of Warrants, Exercised
Number of Warrants, Cancelled/Modified
Number of Options/Warrant, Outstanding	34,457,024	15,541,666	10,750,000
Number of Warrants, Exercisable	34,457,024	14,958,333	10,750,000
Weighted Average Exercise Price, Outstanding	$ 0.36	$ 0.35	$ 0.35
Weighted Average Exercise Price, Granted	0.20	0.40	0.35
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Cancelled
Weighted Average Exercise Price, Outstanding	0.27	0.36	0.35
Weighted Average Exercise Price, Exercisable	$ 0.27	$ 0.36	$ 0.35